Note D - Financing Arrangements	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
D
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Financing
A
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ran
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ements

In May 2014, the Company borrowed $18.0 million under an unsecured bank loan agreement to finance the acquisition of Bayou City Pump, Inc. The loan bore interest at LIBOR plus 0.75%, adjustable and payable monthly with annual renewal. At December 31, 2015, there was no balance outstanding on the loan.

The Company may borrow up to $20.0 million with interest at LIBOR plus 0.75% or at alternative rates as selected by the Company under an unsecured bank line of credit which matures in November 2017. At December 31, 2015 and 2014, $19.99 million and $20.0 million, respectively, were available for borrowing after deducting $6,000 in outstanding letters of credit in 2015.

The Company also has an $8.0 million unsecured bank line of credit with interest at LIBOR plus 0.75% payable monthly which matures in May 2016. At December 31, 2015 and 2014, $3.9 million and $6.0 million, respectively, was available for borrowing after deducting $4.1 million and $4.0 million in outstanding letters of credit, respectively.

The Company also has a $3.0 million bank guarantee with interest at 1.75% in an agreement dated June 2015. At December 31, 2015, $600,000 was available for borrowing after deducting $2.4 million in outstanding letters of credit.

The financing arrangements described above contain nominal restrictive covenants, including limits on additional borrowings and maintenance of certain operating and financial ratios. At December 31, 2015 and 2014, the Company was in compliance with all requirements.

Interest expense, which approximates interest paid, was $122,000, $134,000 and $146,000 in 2015, 2014 and 2013, respectively.

The Company has operating leases for certain offices, manufacturing facilities, land, office equipment and automobiles. Rental expense relating to operating leases was $1.0 million in 2015 and $1.1 million in 2014 and 2013.

The future minimum lease payments due under these operating leases as of December 31, 2015 are:

2016	2017	2018	2019	2020	The r eafter	T otal
$838	$551	$416	$168	$44	$10	$2,027